Investors' Deposit (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Investors Deposit [Line Items]
Uninvested cash balances	¥ 8,258	$ 1,139	¥ 118,796